Digital Currencies and Derivative Asset - Schedule of measurement inputs and valuation techniques (Details)	Jun. 30, 2025 Number_of_coins Year	May 26, 2025 Year	May 21, 2025 Year	Apr. 03, 2025 Year	Mar. 31, 2025 Number_of_coins Year
Spot price [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	107	109	110	83	83
Strike price [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		110	105	87	88
Strike price [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	87
Strike price [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	110
Risk-free interest rate [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		3.98	3.98
Risk-free interest rate [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.16			3.98	4.21
Risk-free interest rate [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.35			4.3	4.29
Expected life (years) [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.77	0.77
Expected life (years) [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01			0.26	0.18
Expected life (years) [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.66			0.8	0.43
Annualized volatility [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		50.87	50.41
Annualized volatility [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	35.65			50.26	49.95
Annualized volatility [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	44.12			51.94	52.18
Number Of Bitcoin [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		45	199	1,321
No. of Bitcoin pledged [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Number_of_coins	1,651				172